Offerings	Sep. 28, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905.00
Offering Note	(1) Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby. (2) There are being registered hereunder such indeterminate number of shares of common stock, an indeterminate number of warrants, an indeterminate number of subscription receipts for any combination thereof or units of any combination thereof to the sold by the Registrant from time to time at unspecified prices which shall have an aggregate initial offering price not to exceed $50,000,000. This registration statement also covers: (i) common shares that may be issued upon exercise of warrants; and (ii) such indeterminate amount of securities as may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder. In addition, any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities which may be offered pursuant to this registration statement include, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), such additional number of common shares of the Registrant that may become issuable as a result of any stock split, stock dividends or similar event. (3) The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act. (4) Pursuant to Rule 457(o) under the Securities Act, the registration fee has been calculated on the basis of the maximum aggregate offering price.